Share capital (Details 2)	12 Months Ended
Dec. 31, 2018 CAD ($)
Weighted average exercise price for exercisable options	$ 0.44
Weighted average share price for options exercised	$ 0.60
Weighted average years to expiry for exercisable options	3 years 2 months 23 days